SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net sales	¥ 510,546	¥ 286,347	¥ 71,527
Cost of goods sold	457,493	258,431	65,493
Gross profit	53,053	27,916	6,034
Other income	3,728	2,966	32
Administrative expenses	(89,047)	(22,757)	(15,975)
Finance costs	(975)	(25)	(51)
Other expenses	(1,204)	(42)	(34)
Loss before taxation	(12,991)	(5,441)	(20,166)
Gain on disposal of discontinued operations	73,846
Net income (loss) for the year from discontinued operations	(1,385)	(47,994)	(69,675)
Net cash generated from operating activities from discontinued operations	(60,346)	(15,452)	(8,123)
Net cash used in investing activities from discontinued operations	18,540	(10,490)	(1,279)
Net cash used in financing activities from discontinued operations	(42,805)	(2,272)	(24,397)
Net (decrease) increase in cash and cash equivalents from discontinued operations	999	(23,670)	14,995
Financial performance [member]
IfrsStatementLineItems [Line Items]
Net sales	2,701	37,696	144,743
Cost of goods sold	7,557	41,245	83,436
Gross profit	(4,856)	(3,549)	61,307
Other income	5,716	14,244	9,388
Selling and distribution expenses	(1,517)	(5,913)	(6,298)
Administrative expenses	(434)	(51,297)	(131,867)
Finance costs	(293)	(1,479)	(2,115)
Other expenses			(90)
Loss before taxation	(1,384)	(47,994)	(69,675)
Gain on disposal of discontinued operations	73,846
Net income (loss) for the year from discontinued operations	72,461	(47,994)	(69,675)
Net cash generated from operating activities from discontinued operations	14,118	4,982	3,314
Net cash used in investing activities from discontinued operations
Net cash used in financing activities from discontinued operations	(14,303)	(14,303)	(14,303)
Net (decrease) increase in cash and cash equivalents from discontinued operations	¥ (185)	¥ (9,321)	¥ (10,989)